Fair values of financial instruments - Remaining contractual maturities (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Contractual undiscounted cash outflow
Trade payables		$ 9,979,726	$ 13,436,941
Accrued expenses and other current liabilities		36,280,298	8,930,905
Deferred consideration			1,358,189
Convertible securities			12,499,363
Lease liabilities		5,981,170	1,754,746
Preference share liabilities - redemption amount		123,556,616
Amounts due to shareholders			133,314
Total liabilities		175,797,810	38,113,458
Carrying amount
Trade payables	$ 8,571,871	9,979,726	13,436,941
Accrued expenses and other current liabilities		36,280,298	8,930,905
Deferred consideration			1,304,588
Convertible securities		0	15,346,113
Lease liabilities		5,267,210	1,669,857
Preference share liabilities - redemption amount		61,373,153
Amounts due to shareholders			133,314
Total liabilities		112,900,387	40,821,718
Not later than one year [member]
Contractual undiscounted cash outflow
Trade payables		9,979,726	13,436,941
Accrued expenses and other current liabilities		36,280,298	8,930,905
Deferred consideration			1,358,189
Convertible securities			12,499,363
Lease liabilities		1,921,466	919,031
Amounts due to shareholders			133,314
Total liabilities		48,181,490	37,277,743
Later than one year and not later than two years [member]
Contractual undiscounted cash outflow
Lease liabilities		1,743,456	567,863
Total liabilities		1,743,456	567,863
Later than two years and not later than five years [member]
Contractual undiscounted cash outflow
Lease liabilities		2,316,248	267,852
Preference share liabilities - redemption amount		123,556,616
Total liabilities		$ 125,872,864	$ 267,852